EMPLOYEE-RELATED BENEFITS	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE-RELATED BENEFITS

NOTE 14 EMPLOYEE-RELATED BENEFITS

	At December 31,
	2013	2012
Current:
Accrued payroll and withholding taxes	$285	$256
Peruvian workers’ participation	32	45
Employee pension benefits	10	9
Other post-retirement plans	2	2
Accrued severance	1	3
Other employee-related payables	11	24

	$341	$339

	At December 31,
	2013	2012
Long-term:
Employee pension benefits	$67	$297
Other post-retirement benefit plans	115	130
Accrued severance	124	113
Peruvian workers’ participation	—	20
Other employee-related payables	17	26

	$323	$586

Pension and Other Benefit Plans

The Company provides defined benefit pension plans to eligible employees. Benefits are generally based on years of service and the employee’s average annual compensation. Various international pension plans are based on local laws and requirements. Pension costs are determined annually by independent actuaries and pension contributions to the qualified plans are made based on funding standards established under the Employee Retirement Income Security Act of 1974, as amended.

The Company sponsors retiree health care plans that provide prescription drug benefits to eligible retirees that our plans’ actuaries have determined are actuarially equivalent to Medicare Part D. In 2010, Congress passed certain measures of healthcare reform which changed the tax-free status of Medicare Part D subsidies and eliminated the impact on the post-retirement ABO.

The following tables provide a reconciliation of changes in the plans’ benefit obligations and assets’ fair values for 2013 and 2012:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of year	$944	$772	$132	$107
Service cost	33	30	4	3
Interest cost	40	41	6	6
Actuarial loss	(109)	136	(22)	18
Amendments	(87)	—	—	—
Foreign currency exchange gain	(8)	(3)	—	—
Settlement payments	(19)	—	—	—
Benefits paid	(36)	(32)	(3)	(2)

Projected benefit obligation at end of year	$758	$944	N/A	N/A

Accumulated Benefit Obligation	$661	$780	$117	$132

Change in Fair Value of Assets:
Fair value of assets at beginning of year	$638	$540	$—	$—
Actual return on plan assets	44	81	—	—
Employer contributions	54	49	3	2
Settlement payments	(19)	—	—	—
Benefits paid	(36)	(32)	(3)	(2)

Fair value of assets at end of year	$681	$638	$—	$—

Unfunded status, net	$77	$306	$117	$132

The Company’s qualified pension plans are funded with cash contributions in compliance with Internal Revenue Service (“IRS”) rules and regulations. The Company’s non-qualified and other benefit plans are currently not funded, but exist as general corporate obligations. The information contained in the above tables presents the combined funded status of qualified and non-qualified plans. The Company reviews its retirement benefit programs on a regular basis and will consider market conditions and the funded status of its Qualified Plans in determining whether additional contributions are appropriate in calendar year 2014.

The following table provides the net pension and other benefits amounts recognized in the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Accrued employee benefit liability	$77	$306	$117	$132

Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	$(282)	$(413)	$10	$(12)
Prior service credit (cost)	79	(6)	3	4

	(203)	(419)	13	(8)
Less: Income taxes	71	147	(5)	4

	$(132)	$(272)	$8	$(4)

The following table provides components of the net periodic pension and other benefits costs for the years ended December 31:

	Pension Benefit Costs			Other Benefit Costs
	2013	2012	2011	2013	2012	2011
Service cost	$33	$30	$25	$4	$3	$2
Interest cost	40	41	39	6	6	5
Expected return on plan assets	(50)	(44)	(42)	—	—	—
Amortization, net	6	33	26	(1)	(1)	(1)

	$29	$60	$48	$9	$8	$6

The following table provides the components recognized in Other comprehensive income (loss) for the years ended December 31:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011

Net gain (loss)	$210	$(96)	$(111)	$22	$(17)	$(6)
Amortization, net	6	33	26	(1)	(1)	(1)

Total recognized in Other comprehensive income (loss)	$216	$(63)	$(85)	$21	$(18)	$(7)

Total recognized in net periodic benefit cost and Other comprehensive income (loss)	$187	$(123)	$(133)	$12	$(26)	$(13)

The expected recognition of amounts in Accumulated other comprehensive income is $22 and $(8) for net actuarial loss and prior service cost for pension benefits in 2014, respectively, and $nil and $1 for net actuarial gain and prior service credit for other benefits in 2014, respectively.

Significant assumptions were as follows:

	Pension Benefits		Other Benefits
	At December 31,		At December 31,
	2013	2012	2013	2012
Weighted-average assumptions used in measuring the Company’s benefit obligation:
Discount rate	5.25%	4.30%	5.25%	4.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Weighted-average assumptions used in measuring the net periodic pension benefit cost:
Discount long-term rate	4.30%	5.35%	5.75%	4.30%	5.35%	5.75%
Expected return on plan assets	7.75%	7.75%	8.00%	N/A	N/A	N/A
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

Yield curves matching our benefit obligations were derived using a model based on high quality corporate bond data from Bloomberg. The model develops a discount rate by selecting a portfolio of high quality corporate bonds whose projected cash flows match the projected benefit payments of the plan. The resulting curves were used to identify a discount rate for the Company of 5.25% and 4.30% at December 31, 2013 and 2012, respectively, based on the timing of future benefit payments. The expected long-term return on plan assets used for each period in the three years ended December 2013 was made based on an analysis of the asset returns over multiple time horizons for the Company’s actual plan and for other comparable U.S. corporations. At December 31, 2013, Newmont has estimated the expected long term return on plan assets to be 7.75% in calculating its benefit obligation, which will be used in determining future net periodic benefit cost. Determination of the long-term return on plan assets is a result of considering the most recent capital market forecasts and the plans’ current allocation as well as the actual return on plan assets as compared to the expected return on assets over the last 5 years. The average actual return on plan assets during the 25 years ended December 31, 2013 approximated 9%.

Newmont has two pension calculations for salaried U.S. employees. The first is a “Final Average Pay” pension calculation which pays a monthly amount to employees in retirement based in part on their highest five year eligible earnings and years of credited service. This option is only eligible to salaried employees hired before 2007 and who elected in 2007 to remain in this plan over the Stable Value formula. The second is the “Stable Value” calculation which provides a lump sum payment to employees upon retirement. In 2013, Newmont announced that all employees in the “Final Average Pay” pension formula would transition to the “Stable Value” calculation for future pension earnings. The anticipated effective date for this transition is mid-2014.

The pension plans employ several independent investment firms which invest the assets of the plans in certain approved funds that correspond to specific asset classes with associated target allocations. The goal of the pension fund investment program is to achieve prudent actuarial funding ratios while maintaining acceptable risk levels. The investment performance of the plans and that of the individual investment firms is measured against recognized market indices. The performance of the pension funds are monitored by an investment committee comprised of members of the Company’s management, which is advised by an independent investment consultant. With the exception of global capital market economic risks, the Company has identified no significant portfolio risks associated to asset classes. The following is a summary of the target asset allocations for 2013 and the actual asset allocation at December 31, 2013.

Asset Allocation	Target	Actual at December 31, 2013
U.S. equity investments	21%	22%
International equity investments	22%	22%
Fixed income investments	49%	48%
Other	8%	8%

The following table sets forth the Company’s pension plan assets measured at fair value by level within the fair value hierarchy. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Level 1	Level 2	Level 3	Total
Plan Assets:
Cash and cash equivalents	$2	$—	$—	$2
Commingled funds	—	679	—	679

	$2	$679	$—	$681

	Fair Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Plan Assets:
Cash and cash equivalents	$2	$—	$—	$2
Commingled funds	—	636	—	636

	$2	$636	$—	$638

The pension plans’ cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash equivalent instruments that are valued based on quoted market prices in active markets are primarily money market securities and U.S. Treasury securities.

The pension plans’ commingled fund investments are classified within Level 2. The funds are managed by several fund managers and are valued at the net asset value per share for each fund. Although the majority of underlying assets in the funds consist of actively traded equity securities and bonds, the unit of account is considered to be at the fund level, and therefore, the investments are classified as Level 2. At December 31, 2013, the underlying assets of the commingled funds consist of U.S. equity investments (22%), international equity investments (22%), fixed income investments (48%), and other investments (8%).

The assumed health care trend rate used to measure the expected cost of benefits is 7.40% in 2014 and decreases gradually each year to 5.00% in 2019, which is used thereafter.

	One-percentage-point Increase	One-percentage-point Decrease
Effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	$2	$(1)
Effect on the health care component of the accumulated post-retirement benefit obligation	$18	$(14)

Cash Flows

Benefit payments expected to be paid to pension plans are as follows: $35 in 2014, $35 in 2015, $37 in 2016, $44 in 2017, $47 in 2018, and $312 in total over the five years from 2019 through 2023. Benefit payments made to other benefit plan participants are expected to be as follows: $5 in 2014, $5 in 2015, $5 in 2016, $6 in 2017, $6 in 2018, and $40 in total over the five years from 2019 through 2023.

Savings Plans

The Company has two qualified defined contribution savings plans, one that covers salaried and non-union hourly employees and one that covers substantially all hourly union employees. In addition, the Company has one non-qualified supplemental savings plan for salaried employees whose benefits under the qualified plan are limited by federal regulations. When an employee meets eligibility requirements, the Company matches 100% of employee contributions of up to 6% of eligible earnings for the salaried and hourly union plans. The Company makes a contribution between 5.0% and 7.5%, based on continuous years of service, to each Western Nevada hourly employee’s retirement contribution account at its sole discretion. Matching contributions were made with Newmont stock up until August 2013; however, no holding restrictions are placed on such contributions, which totaled $14 in 2013, $20 in 2012, and $17 in 2011. Beginning in September 2013, matching contributions were made in cash.